PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Net Periodic Benefit Costs for All Significant Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Periodic Benefit Costs:
Service cost	$ 17	$ 25	$ 43
Interest cost	84	99	55
Expected return on plan assets	(100)	(92)	(97)
Amortization of prior service credit	(3)	(3)	(5)
Amortization of unrecognized net (gain) loss	0	(1)	1
Curtailment/settlement	1	(3)	(4)
Non-operating pension and other post-employment benefit (OPEB) credits	(1)	25	(7)
Less: Net periodic benefit credits - Discontinued operations
Net Periodic Benefit Costs:
Non-operating pension and other post-employment benefit (OPEB) credits	0	(6)	(9)
Net periodic benefit costs - Continuing operations
Net Periodic Benefit Costs:
Service cost	17	22	30
Interest cost	84	93	49
Expected return on plan assets	(100)	(78)	(73)
Amortization of prior service credit	(3)	(2)	(4)
Amortization of unrecognized net (gain) loss	0	(1)	4
Curtailment/settlement	1	(3)	(4)
Non-operating pension and other post-employment benefit (OPEB) credits	(1)	31	2
Changes in plan assets and benefit obligations recognized in other comprehensive loss (income):
Net loss (gain)	70	108	(35)
Amortization of prior service credit	3	3	5
Amortization of unrecognized gain (loss)	0	1	(1)
Settlement (loss) gain	(1)	3	4
Effect of foreign exchange rates	(1)	1	5
Total recognized in other comprehensive loss (income)	71	116	(22)
Total recognized in net periodic benefit costs (credits) and other comprehensive loss (income)	$ 70	$ 147	$ (20)